Document and Entity Information	Aug. 19, 2021
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 19, 2021
Entity Registrant Name	Merck & Co., Inc.
Entity Incorporation, State or Country Code	NJ
Entity File Number	1-6571
Entity Tax Identification Number	22-1918501
Entity Address, Address Line One	2000 Galloping Hill Road
Entity Address, City or Town	Kenilworth
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07033
City Area Code	908
Local Phone Number	740-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000310158
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock ($0.50 par value)
Trading Symbol	MRK
Security Exchange Name	NYSE
1.125% Notes due 2021 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.125% Notes due 2021
Trading Symbol	MRK/21
Security Exchange Name	NYSE
0.500% Notes due 2024 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	0.500% Notes due 2024
Trading Symbol	MRK24
Security Exchange Name	NYSE
1.875% Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.875% Notes due 2026
Trading Symbol	MRK/26
Security Exchange Name	NYSE
2.500% Notes due 2034 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	2.500% Notes due 2034
Trading Symbol	MRK/34
Security Exchange Name	NYSE
1.375% Notes due 2036 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.375% Notes due 2036
Trading Symbol	MRK36A
Security Exchange Name	NYSE